Changes to the Plan	12 Months Ended
Dec. 31, 2025
EBP 016
EBP, Description of Plan [Line Items]
Changes to the Plan
Note 8. Changes to the Plan

During the years ended December 31, 2025 or 2024, the Plan was not amended.

Effective January 1, 2026 the Plan was amended as follows:- (1) Add a two year vesting schedule for Eligible Employees hired on or after January 1,2026, which applies to the Company Match and Profit Sharing Contributions; (2) Adopt of a Qualified Automatic Contribution Arrangement (QACA) safe harbor design which auto enrolls new hires at an 8% deferral rate and increases their contribution rate by 1% each December up to a maximum of 15%; (3) Add Elapsed Time Method for crediting of service, replacing the actual method; (4) Add Mobile Hourly Union Employees will receive Company Matching Contributions of 100% on the first 5% of eligible earnings contributed; (5) Add mandatory Roth catch-up contributions required for participants age 50+ with prior year FICA wages exceeding $150,000 (subject to IRS adjustments); (6) Add enhanced catch-up contribution limits for participants ages 60–63; (7) Provide that dividends from the K-C Stock Fund will not immediately vest. Dividends will follow the two year vesting schedule; and (8) Amend and restate administrative provisions to implement the new safe harbor design and other design elements articulated above.